Trade payables	12 Months Ended
Dec. 31, 2019
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Trade payables
39	Trade payables
Ageing analysis of trade payables based on transaction date is set out below:

	2019 RMB million	2018 RMB million
Within 1 month	563	406
More than 1 month but less than 3 months	506	829
More than 3 months but less than 6 months	450	476
More than 6 months but less than 1 year	568	423
More than 1 year	230	175

	2,317	2,309

As at December 31, 2019, the fair value of trade payables approximates to their carrying amount.
The carrying amounts of the Group’s trade payables are denominated in the following currencies:

	2019 RMB million	2018 RMB million
Renminbi	1,845	1,910
USD	423	376
Others	49	23

	2,317	2,309